Schedule of other operating expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Operating Expenses
Foreign exchange loss	$ 189,426	$ 22,287
Foreign worker levy	168,137	97,703
Impairment loss on receivables		44,271
Insurance	55,694	43,589
Professional fees	109,703	93,978
Property tax	108,412	105,771
Rental and storage	594,748	290,481
Utilities	189,982	157,974
Upkeep, repair and maintenance	230,037	317,267
Chemical and incineration fees	396,428	229,204
Bank service charges	50,427	8,203
Others	9,398	117,099
Other operating expenses	$ (2,102,392)	$ (1,527,827)